Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2015
Basis of Presentation and General Information [Abstract]
Schedule Of Purchase Price Allocation
July 11, 2014
Assets
Cash and cash equivalents	$ 89,887
Restricted cash	6,381
Other current assets	13,906
Advances for vessel acquisition and vessels under construction	316,786
Vessels	426,000
Fair value of above market acquired charters	1,967
Total Assets acquired	$ 854,927

Liabilities
Current liabilities, excluding current portion of long term bank debt and derivative financial liabilities	12,372
Long-term debt, including current portion	208,237
Derivative financial liabilities	5,728
Total Liabilities assumed	$ 226,337

Net assets acquired	$ 628,590

Consideration paid in common shares for Oceanbulk and Pappas Companies (51,988,494 shares issued)	616,272
Gain from Bargain Purchase	$ 12,318

Results Of Operations For Companies Acquired
	Oceanbulk	Pappas Companies
Voyage revenues	$39,585	$2,249
Operating income/(loss)	$(645)	$111
Net loss	$(4,822)	$(213)

Business Acquisition Pro Forma Information

	2013	2014
Pro forma revenues	$82,090	$177,654
Pro forma operating loss	$(1,172)	$(10,296)
Pro forma net loss	$(10,604)	$(24,075)
Pro forma loss per share, basic and diluted	$(0.15)	$(0.27)

List of Subsidiaries
				Date
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
1	Sea Diamond Shipping LLC	Goliath (1)	209,537	July 15, 2015	2015
2	Pearl Shiptrade LLC	Gargantua (1)	209,529	April 2, 2015	2015
3	Coral Cape Shipping LLC	Maharaj (1)	209,472	July 15, 2015	2015
4	L.A. Cape Shipping LLC	Deep Blue (1), (4)	182,608	May 27, 2015	2015
5	Cape Ocean Maritime LLC	Leviathan (1)	182,511	September 19, 2014	2014
6	Cape Horizon Shipping LLC	Peloreus (1)	182,496	July 22, 2014	2014
7	Positive Shipping Company	Indomitable (1), (4)	182,476	January 8, 2015	2015
8	OOCape1 Holdings LLC	Obelix (1), (4)	181,433	July 11, 2014	2011
9	Sandra Shipco LLC	Star Pauline (ex Sandra) (2)	180,274	December 29, 2014	2008
10	Christine Shipco LLC	Star Martha (ex Christine) (2)	180,274	October 31, 2014	2010
11	Pacific Cape Shipping LLC	Pantagruel (1)	180,181	July 11, 2014	2004
12	Star Borealis LLC	Star Borealis	179,678	September 9, 2011	2011
13	Star Polaris LLC	Star Polaris	179,600	November 14, 2011	2011
14	Star Trident V LLC	Star Angie (2)	177,931	October 29, 2014	2007
15	Sky Cape Shipping LLC	Big Fish (1)	177,643	July 11, 2014	2004
16	Global Cape Shipping LLC	Kymopolia (1)	176,990	July 11, 2014	2006
17	Sea Cape Shipping LLC	Big Bang (1)	174,109	July 11, 2014	2007
18	Star Aurora LLC	Star Aurora	171,199	September 8, 2010	2000
19	Lowlands Beilun Shipco LLC	Star Despoina (ex Lowlands Beilun) (2)	170,162	December 29, 2014	1999
20	Star Trident VII LLC	Star Eleonora (2)	164,218	December 3, 2014	2001
21	Star Trident VI LLC	Star Monisha (2)	164,218	February 2, 2015	2001
22	Nautical Shipping LLC	Amami (1)	98,681	July 11, 2014	2011
23	Majestic Shipping LLC	Madredeus (1)	98,681	July 11, 2014	2011
24	Star Sirius LLC	Star Sirius	98,681	March 7, 2014	2011
25	Star Vega LLC	Star Vega	98,681	February 13, 2014	2011
26	Star Alta I LLC	Star Angelina (3)	82,981	December 5, 2014	2006
27	Star Alta II LLC	Star Gwyneth (3)	82,790	December 5, 2014	2006
28	Star Trident I LLC	Star Kamila (2)	82,769	September 3, 2014	2005
29	Grain Shipping LLC	Pendulum (1)	82,619	July 11, 2014	2006
30	Star Trident XIX LLC	Star Maria (2)	82,598	November 5, 2014	2007
31	Star Trident XII LLC	Star Markella (2)	82,594	September 29, 2014	2007
32	Star Trident IX LLC	Star Danai (2)	82,574	October 21, 2014	2006
33	Star Trident XI LLC	Star Georgia (2)	82,298	October 14, 2014	2006
34	Star Trident VIII LLC	Star Sophia (2)	82,269	October 31, 2014	2007
35	Star Trident XVI LLC	Star Mariella (2)	82,266	September 19, 2014	2006
36	Star Trident XIV LLC	Star Moira (2)	82,257	November 19, 2014	2006
37	Star Trident XVIII LLC	Star Nina (2)	82,224	January 5, 2015	2006
38	Star Trident X LLC	Star Renee (2)	82,221	December 18, 2014	2006
39	Star Trident II LLC	Star Nasia (2)	82,220	August 29, 2014	2006
40	Star Trident XIII LLC	Star Laura (2)	82,209	December 8, 2014	2006
41	Star Trident XV LLC	Star Jennifer (2)	82,209	April 15, 2015	2006
42	Star Trident XVII LLC	Star Helena (2)	82,187	December 29, 2014	2006
43	Mineral Shipping LLC	Mercurial Virgo (1)	81,545	July 11, 2014	2013
44	KMSRX Holdings LLC	Magnum Opus (1), (4)	81,022	July 11, 2014	2014
45	Dioriga Shipping Co.	Tsu Ebisu (1), (4)	81,001	July 11, 2014	2014
46	Star Trident III LLC	Star Iris (2)	76,466	September 8, 2014	2004
47	Star Trident IV LLC	Star Aline (2)	76,429	September 4, 2014	2004
48	Star Trident XX LLC	Star Emily (2)	76,417	September 16, 2014	2004
49	Star Trident XXV LLC	Star Vanessa (2)	72,493	November 7, 2014	1999
50	Spring Shipping LLC	Idee Fixe (1)	63,458	March 25, 2015	2015
51	Orion Maritime LLC	Roberta (1)	63,426	March 31, 2015	2015
52	Success Maritime LLC	Laura (1)	63,399	April 7, 2015	2015
53	Ultra Shipping LLC	Kaley (1)	63,283	June 26, 2015	2015
54	Star Challenger I LLC	Star Challenger	61,462	December 12, 2013	2012
55	Star Challenger II LLC	Star Fighter	61,455	December 30, 2013	2013
56	Aurelia Shipping LLC	Honey Badger (1)	61,320	February 27, 2015	2015
57	Rainbow Maritime LLC	Wolverine (1)	61,292	February 27, 2015	2015
58	Star Axe I LLC	Star Antares	61,258	October 9, 2015	2015
59	Star Asia I LLC	Star Aquarius	60,916	July 22, 2015	2015
60	Star Asia II LLC	Star Pisces	60,916	August 7, 2015	2015
61	Glory Supra Shipping LLC	Strange Attractor (1)	55,742	July 11, 2014	2006
62	Star Omicron LLC	Star Omicron	53,489	April 17, 2008	2005
63	Star Gamma LLC	Star Gamma	53,098	January 4, 2008	2002
64	Star Zeta LLC	Star Zeta	52,994	January 2, 2008	2003
65	Star Delta LLC	Star Delta	52,434	January 2, 2008	2000
66	Star Theta LLC	Star Theta	52,425	December 6, 2007	2003
67	Star Epsilon LLC	Star Epsilon	52,402	December 3, 2007	2001
68	Star Cosmo LLC	Star Cosmo	52,246	July 1, 2008	2005
69	Star Kappa LLC	Star Kappa	52,055	December 14, 2007	2001
70	Star Trident XXX LLC	Star Michele (2)	45,588	October 14, 2014	1998
		Total dwt	7,362,579

(1)      Vessels acquired pursuant to the Merger and the Pappas Transaction
(2)      Vessels acquired pursuant to the Excel Transactions
(3)      Vessels acquired from Heron
(4)   Vessels agreed to be sold (Note 20)

List of Newbuildings
	Wholly Owned Subsidiaries	Newbuildings Name	Type	DWT	Expected Delivery Date
1	Star Ennea LLC	HN NE 198 (tbn Star Poseidon) (Note 20)	Newcastlemax	209,000	February 2016
2	Star Seeker LLC	HN 1372 (tbn Star Libra) (5)	Newcastlemax	208,000	April 2016
3	Clearwater Shipping LLC	HN 1359 (tbn Star Marisa) (5) (Note 20)	Newcastlemax	208,000	March 2016
4	Star Castle I LLC	HN 1342 (tbn Star Gemini)	Newcastlemax	208,000	July 2017
5	Domus Shipping LLC	HN 1360 (tbn Star Ariadne) (5)	Newcastlemax	208,000	February 2017
6	Star Breezer LLC	HN 1371 (tbn Star Virgo) (5)	Newcastlemax	208,000	January 2017
7	Star Castle II LLC	HN 1343 (tbn Star Leo) (7)	Newcastlemax	208,000	January 2018
8	Festive Shipping LLC	HN 1361 (tbn Star Magnanimus) (5)	Newcastlemax	208,000	January 2018
9	Cape Confidence Shipping LLC	HN 5055 (tbn Behemoth) (6)	Capesize	182,000	January 2016
10	Cape Runner Shipping LLC	HN 5056 (tbn Megalodon) (6)	Capesize	182,000	January 2016
11	Olympia Shiptrade LLC	HN 1312 (tbn Bruno Marks) (6)	Capesize	180,000	January 2016
12	Victory Shipping LLC	HN 1313 (tbn Jenmark) (6)	Capesize	180,000	March 2016
13	Star Cape I LLC	HN 1338 (tbn Star Aries) (6)	Capesize	180,000	February 2016
14	Star Cape II LLC	HN 1339 (tbn Star Taurus) (6)	Capesize	180,000	April 2016
15	Blooming Navigation LLC	HN 1080 (tbn Kennadi) (Note 20)	Ultramax	64,000	January 2016
16	Jasmine Shipping LLC	HN 1081 (tbn Mackenzie) (Note 20)	Ultramax	64,000	March 2016
17	Oday Marine LLC	HN 1082 (tbn Night Owl)	Ultramax	64,000	March 2016
18	Searay Maritime LLC	HN 1083 (tbn Early Bird)	Ultramax	64,000	April 2016
19	Star Axe II LLC	HN NE 197 (tbn Star Lutas) (Note 20)	Ultramax	61,000	January 2016

(5)      Subject to a bareboat capital lease (Note 6)
(6)      Newbuilding vessels agreed to be sold (Note 20)
(7)      Newbuilding vessel agreed to be sold and chartered back under a capital lease (Note 6)

List of Non-vessel owning subsidiaries
Wholly Owned Subsidiaries
Star Bulk Management Inc.
Starbulk S.A.
Star Bulk Manning LLC
Star Bulk Shipmanagement Company (Cyprus) Limited
Optima Shipping Limited
Star Omas LLC
Star Synergy LLC
Oceanbulk Shipping LLC
Oceanbulk Carriers LLC
International Holdings LLC
Unity Holding LLC
Star Bulk (USA) LLC
Star Trident XXI LLC (8)
Star Trident XXIV LLC (8)
Star Trident XXVII LLC (8)
Star Trident XXXI LLC (8)
Star Trident XXIX LLC (8)
Star Trident XXVIII LLC (8)
Star Trident XXVI LLC (8)
Lamda LLC (8)
Star Trident XXII LLC (8)
Star Trident XXIII LLC (8)
Star Alpha LLC (8)
Star Beta LLC (8)
Star Ypsilon LLC (8)
Star Mega LLC (8)
Star Big LLC (8)
Gravity Shipping LLC (8)
White Sand Shipping LLC (8)
Premier Voyage LLC (8)

(8)      Owning companies of vessels which have been sold and currently have no operations

List of vessels under commercial and technical management by Starbulk S.A.
Vessel Owning Company	Vessel Name	DWT	Effective Date of Management Agreement	Year Built
Global Cape Shipping LLC (10)	Kymopolia	176,990	January 30, 2014	2006
OOCAPE1 Holdings LLC (10)	Obelix	181,433	October 19, 2012	2011
Pacific Cape Shipping LLC (10)	Pantagruel	180,181	October 24, 2013	2004
Sea Cape Shipping LLC (10)	Big Bang	174,109	August 30, 2013	2007
Sky Cape Shipping LLC (10)	Big Fish	177,643	October 18, 2013	2004
Majestic Shipping LLC (10)	Madredeus	98,681	February 4, 2014	2011
Nautical Shipping LLC (10)	Amami	98,681	February 4, 2014	2011
Grain Shipping LLC (10)	Pendulum	82,619	February 17, 2014	2006
Mineral Shipping LLC (10)	Mercurial Virgo	81,545	February 17, 2014	2013
Adore Shipping Corp.	Renascentia(11)	74,732	June 20, 2013	1999
Hamon Shipping Inc	Marto (12)	74,470	August 2, 2013	2001
Glory Supra Shipping LLC (10)	Strange Attractor	55,742	September 24, 2013	2006
Premier Voyage LLC (10)	Maiden Voyage	58,722	September 28, 2012	2012
Serenity Maritime Inc.	Serenity I	53,688	June 11, 2011	2006

(10)      These companies were subsidiaries of Oceanbulk and related parties to the Company (please refer to Note 3), which became wholly owned subsidiaries following the completion of the Merger on July 11, 2014, when the respective management agreements were terminated.
(11)       On June 20, 2014, this vessel was sold and the management agreement between Starbulk S.A. and the previous owners was terminated. The Company received management fees for a period of two months following the termination date, in accordance with the terms of the management agreement.
(12)       On July 3, 2014, the Company received a notice of termination of the management agreement for this vessel. The management agreement was terminated upon the vessel's delivery to its new managers, on August 20, 2014.  The Company received management fees for a period of three months following the termination date, in accordance with the terms of the management agreement.

Schedule of Sale Leaseback Transactions
Vessel Name	Type	DWT	Year Built
Astakos	Supramax	58,722	2012
	Total dwt:	58,722

Charter Revenue Percentage
Charterer	2013	2014	2015
A	13%	12%	4%
B	34%	12%	3%